Debt Obligations, net (Schedule of Debt) (Details) - USD ($) $ / shares in Units, shares in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2016	Mar. 31, 2012	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 31, 2016	Mar. 31, 2016
Debt Instrument [Line Items]
Total debt obligations			$ 3,418,357,000	$ 4,150,389,000
Debt discounts and deferred financing costs, net			(28,449,000)	(31,566,000)
Total long-term debt obligations, net			3,389,908,000	4,118,823,000
Conversion of senior unsecured convertible notes into common stock			9,596,000	0	$ 0
Interest costs capitalized			5,800,000	5,300,000	$ 4,900,000
2015 Revolving Credit Facility
Debt Instrument [Line Items]
Total debt obligations			0	250,000,000
Debt instrument, face amount			$ 250,000,000
2015 Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable interest rate, spread			2.75%
2015 Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Base Rate
Debt Instrument [Line Items]
Variable interest rate, spread			1.00%
2015 Revolving Credit Facility | Federal Funds Effective Swap Rate | Base Rate
Debt Instrument [Line Items]
Variable interest rate, spread			0.50%
2015 Revolving Credit Facility | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, margin			2.25%
2015 Revolving Credit Facility | Minimum | Base Rate
Debt Instrument [Line Items]
Debt instrument, margin			1.25%
2015 Revolving Credit Facility | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, margin			2.75%
2015 Revolving Credit Facility | Maximum | Base Rate
Debt Instrument [Line Items]
Debt instrument, margin			1.75%
2016 Senior Secured Credit Facility
Debt Instrument [Line Items]
Total debt obligations			$ 498,648,000	0
Debt instrument, face amount	$ 450,000,000.0					$ 500,000,000.0
Variable interest rate, spread			1.00%
2016 Senior Secured Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable interest rate, spread	4.50%		4.50%
2016 Senior Secured Credit Facility | Federal Funds Effective Swap Rate
Debt Instrument [Line Items]
Variable interest rate, spread			0.50%
2016 Senior Secured Credit Facility | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable interest rate, spread	1.00%		1.00%
2016 Senior Secured Credit Facility | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable interest rate, spread			3.50%
Mortgages collateralized by net lease assets
Debt Instrument [Line Items]
Total debt obligations			$ 249,987,000	$ 239,547,000
Weighted average interest rate			5.10%
Mortgages collateralized by net lease assets | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable interest rate, spread			2.00%	2.00%
Mortgages collateralized by net lease assets | Minimum
Debt Instrument [Line Items]
Stated interest rate (as a percent)			3.875%
Mortgages collateralized by net lease assets | Maximum
Debt Instrument [Line Items]
Stated interest rate (as a percent)			7.26%
2012 Tranche A-2 Facility
Debt Instrument [Line Items]
Total debt obligations			$ 0	$ 339,717,000
Debt instrument, face amount		$ 470,000,000
Variable interest rate, spread			5.75%
2012 Tranche A-2 Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable interest rate, spread			5.75%
Total secured credit facilities and mortgages
Debt Instrument [Line Items]
Total debt obligations			$ 748,635,000	829,264,000
5.875% senior notes
Debt Instrument [Line Items]
Total debt obligations			$ 0	261,403,000
Stated interest rate (as a percent)			5.875%				5.875%
3.875% senior notes
Debt Instrument [Line Items]
Total debt obligations			$ 0	265,000,000
Stated interest rate (as a percent)			3.875%
3.00% senior convertible notes
Debt Instrument [Line Items]
Total debt obligations			$ 0	$ 200,000,000
Stated interest rate (as a percent)				3.00%
Convertible debt conversion ratio			0.0085
Conversion price (in dollars per share)				$ 11.77
Conversion of senior unsecured convertible notes into common stock			$ 9,600,000	$ 9,600,000
Shares of common stock converted (in shares)			0.8
1.50% senior convertible notes
Debt Instrument [Line Items]
Total debt obligations			$ 0	$ 200,000,000
Stated interest rate (as a percent)				1.50%
Convertible debt conversion ratio			0.00578
Conversion price (in dollars per share)				$ 17.29
5.85% senior notes
Debt Instrument [Line Items]
Total debt obligations			$ 99,722,000	$ 99,722,000
Stated interest rate (as a percent)			5.85%
9.00% senior notes
Debt Instrument [Line Items]
Total debt obligations			$ 275,000,000	275,000,000
Stated interest rate (as a percent)			9.00%
4.00% senior notes
Debt Instrument [Line Items]
Total debt obligations			$ 550,000,000	550,000,000
Stated interest rate (as a percent)			4.00%
7.125% senior notes
Debt Instrument [Line Items]
Total debt obligations			$ 300,000,000	300,000,000
Stated interest rate (as a percent)			7.125%
4.875% senior notes
Debt Instrument [Line Items]
Total debt obligations			$ 300,000,000	300,000,000
Stated interest rate (as a percent)			4.875%
5.00% senior notes
Debt Instrument [Line Items]
Total debt obligations			$ 770,000,000	770,000,000
Stated interest rate (as a percent)			5.00%
6.50% senior notes
Debt Instrument [Line Items]
Total debt obligations			$ 275,000,000	0
Stated interest rate (as a percent)			6.50%				6.50%
Unsecured Notes
Debt Instrument [Line Items]
Total debt obligations			$ 2,569,722,000	3,221,125,000
Trust preferred securities
Debt Instrument [Line Items]
Total debt obligations			$ 100,000,000	$ 100,000,000
Trust preferred securities | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable interest rate, spread			1.50%
Term Loan for Remaining Balance After Maturity | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument term			1 year
2012 Tranche A-1 Facility
Debt Instrument [Line Items]
Debt instrument, face amount		$ 410,000,000
Variable interest rate, spread			4.00%
2012 Tranche A-1 Facility | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable interest rate, spread		1.25%